UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

LDR High Income Realty Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

LDR High Income Realty Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 LDR High Income Realty Fund Institutional Class Shares (ticker: HLRRX)

This semi-annual shareholder report contains important information about the LDR High Income Realty Fund, Institutional Class for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.64%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$30,401,699
Number of Holdings	51
Total Net Advisory Fee	$41,525
Portfolio Turnover Rate	74.49%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Top Ten Holdings
Prologis, Inc.	8.39%
Equinix, Inc.	6.61%
Welltower, Inc.	6.50%
Simon Property Group, Inc.	5.77%
Public Storage	5.47%
Vertiv Holdings Co.	5.33%
American Tower Corporate REIT	5.30%
Digital Realty Trust, Inc.	4.78%
Essex Property Trust, Inc.	4.45%
Crown Castle, Inc.	4.02%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit ldrcapitalmgmt.com/mutual-funds/.

LDR High Income Realty Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 LDR High Income Realty Fund Platform Class Shares (ticker: HLPPX)

This semi-annual shareholder report contains important information about the LDR High Income Realty Fund, Platform Class for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$100	1.89%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$30,401,699
Number of Holdings	51
Total Net Advisory Fee	$41,525
Portfolio Turnover Rate	74.49%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Top Ten Holdings
Prologis, Inc.	8.39%
Equinix, Inc.	6.61%
Welltower, Inc.	6.50%
Simon Property Group, Inc.	5.77%
Public Storage	5.47%
Vertiv Holdings Co.	5.33%
American Tower Corporate REIT	5.30%
Digital Realty Trust, Inc.	4.78%
Essex Property Trust, Inc.	4.45%
Crown Castle, Inc.	4.02%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit ldrcapitalmgmt.com/mutual-funds/.

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.
(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

LDR High Income Realty Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

LDR High Income Realty Fund

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
98.75%	COMMON STOCKS(A)

47.85%	DIVERSIFIED/OTHER
	American Tower Corporate REIT	9,844	$1,610,183
	Crown Castle, Inc. REIT	16,156	1,223,494
	Digital Realty Trust, Inc. REIT	8,085	1,451,904
	Equinix, Inc. REIT	1,928	2,009,728
	Expedia Group, Inc.	2,193	561,145
	FTAI Aviation Ltd.	3,596	972,826
	Hyatt Hotels Corp.	5,287	1,024,832
	Iron Mountain, Inc. REIT	8,316	1,050,394
	Outfront Media, Inc. REIT	29,193	956,363
	Public Storage REIT	5,227	1,663,806
	Vertiv Holdings Co.	4,836	1,619,190
	Weyerhaeuser Co. REIT	16,811	402,455
			14,546,320

15.66%	HEALTH CARE
	Alexandria Real Estate Equities, Inc. REIT	5,336	282,008
	IQHQ, Inc.(B)(C)	890,864	489,975
	Sabra Health Care REIT, Inc.	55,000	1,073,050
	Ventas, Inc. REIT	10,568	938,438
	Welltower, Inc. REIT	8,700	1,974,639
			4,758,110

10.51%	INDUSTRIALS
	Lineage, Inc. REIT	15,054	651,085
	Prologis, Inc. REIT	18,832	2,551,171
			3,202,256

3.70%	OFFICE
	SL Green Realty Corp.	21,727	1,124,807
			1,124,807

9.81%	RESIDENTIAL
	Equity Residential REIT	16,671	1,132,461
	Essex Property Trust, Inc. REIT	4,642	1,353,561
	Millrose Properties, Inc. REIT	16,398	492,760
			2,978,782

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty Fund

Schedule of Investments - continuedJune 30, 2026 (unaudited)

			Shares	Value
8.90%		RETAIL
		The Macerich Co. REIT	37,666	$948,806
		Simon Property Group, Inc. REIT	7,846	1,754,758
				2,703,564

2.32%		SERVICES
		CBRE Group, Inc.(B)	5,242	706,045

98.75%		TOTAL COMMON STOCKS		30,019,884
		(Cost: $45,339,593)

2.16%		PREFERRED STOCKS

2.16%		UTILITIES
		Cadiz, Inc.	29,115	657,417

2.16%		TOTAL PREFERRED STOCKS		657,417
		(Cost: $1,274,369)

2.40%		MONEY MARKET FUND
		Money Market Fiduciary 0.009%(D)	730,543	730,543
		(Cost: $730,543)

103.31%		TOTAL INVESTMENTS		31,407,844
		(Cost: $47,344,505)
(3.31%	)	Liabilities in excess of other assets		(1,006,145)
100.00%		NET ASSETS		$30,401,699

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

(C)Level 3 Security. See Note 1.

(D)Effective 7-day yield as of June 30, 2026.

REIT - Real Estate Investment Trust.

LDR High Income Realty Fund

Schedule of Options WrittenJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

(3.50%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.50%)	CALL OPTIONS
	Alexandria Real Estate Equities, Inc.	53	$ (280,105)	$55.00	07/17/2026	$(5,962)
	American Tower Corporate REIT	98	(1,602,986)	200.00	09/18/2026	(7,252)
	CBRE Group, Inc.	52	(700,388)	150.00	09/18/2026	(21,320)
	Crown Castle, Inc.	161	(1,219,253)	95.00	09/18/2026	(4,347)
	Digital Realty Trust, Inc.	80	(1,436,640)	210.00	09/18/2026	(12,400)
	Equinix, Inc.	19	(1,980,541)	1,220.00	09/18/2026	(18,259)
	Equity Residential	166	(1,127,638)	70.00	08/21/2026	(31,872)
	Essex Property Trust, Inc.	46	(1,341,314)	310.00	10/16/2026	(32,200)
	Expedia Group, Inc.	21	(537,348)	260.00	01/15/2027	(77,070)
	FTAI Aviation Ltd.	35	(946,855)	320.00	09/18/2026	(71,750)
	Hyatt Hotels Corp.	52	(1,007,968)	190.00	08/21/2026	(71,500)
	Iron Mountain, Inc.	79	(997,849)	140.00	09/18/2026	(25,596)
	Lineage, Inc.	150	(648,750)	45.00	07/17/2026	(10,800)
	The Macerich Co.	376	(947,144)	22.00	09/18/2026	(150,400)
	Outfront Media, Inc.	291	(953,316)	35.00	09/18/2026	(26,772)
	Prologis, Inc.	188	(2,546,836)	150.00	07/17/2026	(2,820)
	Public Storage	51	(1,623,381)	350.00	09/18/2026	(13,719)
	Sabra Health Care REIT, Inc.	550	(1,073,050)	20.00	10/16/2026	(23,100)
	Simon Property Group, Inc.	78	(1,744,470)	230.00	09/18/2026	(57,330)
	SL Green Realty Corp.	217	(1,123,409)	45.00	08/21/2026	(175,770)
	Ventas, Inc.	105	(932,400)	92.50	08/21/2026	(18,585)
	Vertiv Holdings Co.	48	(1,607,136)	400.00	09/18/2026	(118,800)
	Welltower, Inc.	87	(1,974,639)	230.00	09/18/2026	(85,782)
	Weyerhaeuser Co.	168	(402,192)	29.00	07/17/2026	(840)
						(1,064,246)

(3.50%)	TOTAL OPTIONS WRITTEN					$(1,064,246)
	(Premiums Received: $916,804)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Statement of Assets and LiabilitiesJune 30, 2026 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$31,407,844
Cash held at brokers (Note 1)	376
Receivable for capital stock sold	214
Receivable for securities sold	1,273,851
Dividends, interest and reclaims receivable	174,776
Due from advisor (Note 1)	8,868
Prepaid expenses	59,649
TOTAL ASSETS	32,925,578

LIABILITIES
Options written at value(2) (Note 1)	1,064,246
Payable for capital stock redeemed	63,413
Payable for securities purchased	1,339,772
Accrued 12b-1 fees	13,676
Accrued administration, accounting and transfer agent fees	14,643
Other accrued expenses	28,129
TOTAL LIABILITIES	2,523,879

NET ASSETS	$30,401,699

NET ASSETS CONSIST OF:
Paid-in-capital	$150,502,132
Distributable earnings (accumulated deficits)	(120,100,433)
Net Assets	$30,401,699

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$22,752,142
Platform Class	7,649,557
Total	$30,401,699
Shares Outstanding
Institutional Class	2,244,626
Platform Class	762,208
Total	3,006,834
Net Asset Value and Offering Price Per Share
Institutional Class	$10.14
Platform Class	$10.04

(1)Identified cost of:	$47,344,505
(2)Premiums received of:	$916,804

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR HIGH INCOME REALTY FUND

Statement of OperationsSix Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME
Dividends	$525,049
Interest	15,257
Total investment income	540,306

EXPENSES
Investment advisory fees (Note 2)	133,162
12b-1 fees, Platform Class (Note 2)	9,552
Recordkeeping and administrative services (Note 2)	21,496
Accounting fees (Note 2)	18,139
Custodian fees	4,545
Transfer agent fees (Note 2)	18,384
Professional fees	24,927
Filing and registration fees	24,909
Trustee fees	3,892
Compliance fees (Note 2)	4,540
Shareholder reporting	27,463
Shareholder servicing (Note 2)
Institutional Class	13,170
Platform Class	9,552
Proxy expense	12,967
Other	16,847
Total expenses	343,545
Advisory fee waivers and expenses reimbursed (Note 2)	(91,637)
Net Expenses	251,908

Net investment income (loss)	288,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,944,976
Net realized gain (loss) on options written	345,312
Total net realized gain (loss)	2,290,288

Net change in unrealized appreciation (depreciation) of investments	1,650,730
Net change in unrealized appreciation (depreciation) of options written	(147,442)
Total net change in unrealized appreciation (depreciation)	1,503,288

Net realized and unrealized gain (loss)	3,793,576

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,081,974

LDR High Income Realty Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$288,398	$(427,748)
Total net realized gain on investments	2,290,288	2,801,971
Total net change in unrealized appreciation (depreciation)	1,503,288	(4,335,966)

Increase (decrease) in net assets from operations	4,081,974	(1,961,743)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings
Institutional Class	(527,635)	(1,702,473)
Platform Class	(181,472)	(618,083)
Decrease in net assets from distributions	(709,107)	(2,320,556)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	2,166,438	463,123
Platform Class	41,191	289,058
Shares issued in connection with reorganization(1)
Institutional Class	—	30,118,616
Platform Class	—	3,146,065
Distributions reinvested
Institutional Class	482,871	1,559,780
Platform Class	175,373	602,982
Shares redeemed
Institutional Class	(3,961,989)	(16,399,299)
Platform Class	(1,007,310)	(1,219,565)
Increase (decrease) in net assets from capital stock transactions	(2,103,426)	18,560,760

NET ASSETS
Increase (decrease) during period	1,269,441	14,278,461
Beginning of period	29,132,258	14,853,797
End of period	$30,401,699	$29,132,258

(1)See Note 11.

LDR High Income Realty FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

9

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Financial Highlights

	Institutional Class Shares
	Six Months Ended June 30, 2026 (unaudited)	Years Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.07	$10.89	$10.47	$10.03	$14.48	$12.10
Investment activities
Net investment income (loss)(1)	0.10	(0.24)	0.12	0.24	0.10	0.11
Net realized and unrealized gain (loss)	1.21	(0.73)	0.84	0.77	(3.17)	4.73
Total from investment activities	1.31	(0.97)	0.96	1.01	(3.07)	4.84
Distributions
Net investment income	(0.24)	(0.15)	(0.26)	(0.34)	(0.29)	(0.24)
Realized gains	—	(0.70)	(0.28)	(0.23)	(1.09)	(2.22)
Total distributions	(0.24)	(0.85)	(0.54)	(0.57)	(1.38)	(2.46)

Net asset value, end of period	$10.14	$9.07	$10.89	$10.47	$10.03	$14.48

Total Return(2)	14.66%	(8.89%)	9.38%	10.48%	(21.25%)	40.50%
Ratios/Supplemental Data
Ratios to average net assets(3)(4)
Expenses, gross(5)(6)	2.22%	5.00%	3.06%	2.19%	1.97%	1.72%
Expenses, net of management fee waivers and reimbursements(7)	1.64%	4.84%	2.51%	1.04%	1.23%	1.14%
Net investment income	2.01%	(2.40%)	1.10%	2.41%	0.84%	0.74%
Portfolio turnover rate(2)	74.49%	85.95%	58.24%	20.10%	38.12%	55.36%
Net assets, end of period (000s)	$22,752	$21,560	$8,884	$16,692	$22,194	$38,418

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Effective November 1, 2025, the Advisor entered into an expense limitation agreement whereby it contractually agreed to waive its fees and/or reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. Prior to November 1, 2025, the Advisor had discontinued the expense limitation agreement effective May 1, 2024. See Note 2.

(5)Gross expense ratio reflects the effect of proxy, dividend, and interest expenses, which are excluded from the Fund’s expense limitation agreement.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy, dividend, and interest expenses, would have been: 2.13% for the six months ended June 30, 2026; and 2.82%, 2.51%, 2.15%, 1.74%, and 1.58% for the years ended December 31, 2025 through December 31, 2021, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy, dividend, and interest expenses, would have been: 1.55% for the six months ended June 30, 2026; and 2.66%, 1.52%, 1.00%, 1.00%, and 1.00% for the years ended December 31, 2025 through December 31, 2021, respectively.

LDR High Income Realty FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

11

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Financial Highlights

	Platform Class Shares
	Six Months Ended June 30, 2026 (unaudited)	Years Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.98	$10.80	$10.38	$9.93	$14.34	$11.98
Investment activities
Net investment income (loss)(1)	0.08	(0.26)	0.06	0.22	0.08	0.07
Net realized and unrealized gain (loss)	1.21	(0.74)	0.85	0.77	(3.16)	4.69
Total from investment activities	1.29	(1.00)	0.91	0.99	(3.08)	4.76
Distributions
Net investment income	(0.23)	(0.12)	(0.21)	(0.31)	(0.24)	(0.18)
Realized gains	—	(0.70)	(0.28)	(0.23)	(1.09)	(2.22)
Total distributions	(0.23)	(0.82)	(0.49)	(0.54)	(1.33)	(2.40)

Net asset value, end of period	$10.04	$8.98	$10.80	$10.38	$9.93	$14.34

Total Return(2)	14.58%	(9.20%)	8.93%	10.26%	(21.51%)	40.18%
Ratios/Supplemental Data
Ratios to average net assets(3)(4)
Expenses, gross(5)(6)	2.60%	6.33%	3.55%	2.59%	2.41%	2.16%
Expenses, net of management fee waivers and reimbursements(7)	1.89%	6.17%	3.05%	1.28%	1.49%	1.39%
Net investment income	1.76%	(2.64%)	0.61%	2.21%	0.64%	0.48%
Portfolio turnover rate(2)	74.49%	85.95%	58.24%	20.10%	38.12%	55.36%
Net assets, end of period (000s)	$7,650	$7,573	$5,970	$6,235	$6,039	$8,750

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Effective November 1, 2025, the Advisor entered into an expense limitation agreement whereby it contractually agreed to waive its fees and/or reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. Prior to November 1, 2025, the Advisor had discontinued the expense limitation agreement effective May 1, 2024. See Note 2.

(5)Gross expense ratio reflects the effect of proxy, dividend, and interest expenses, which are excluded from the Fund’s expense limitation agreement.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy, dividend, and interest expenses, would have been: 2.51% for the six months ended June 30, 2026; and 3.58%, 2.91%, 2.56%, 2.17%, and 2.02% for the years ended December 31, 2025 through December 31, 2021, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy, dividend, and interest expenses, would have been: 1.80% for the six months ended June 30, 2026; and 3.42%, 1.87%, 1.25%, 1.25%, and 1.25% for the years ended December 31, 2025 through December 31, 2021, respectively.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements

June 30, 2026 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR High Income Realty Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to February 26, 2026, the Fund was known as the LDR Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At June 30, 2026, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund are to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by LDR Capital Management, LLC (“LDR”) to make investment decisions, and the results of the Fund’s operations, as shown in the Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Net Asset Value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$29,529,909	$—	$489,975	$30,019,884
Preferred Stocks	657,417	—	—	657,417
Money Market Fund	730,543	—	—	730,543
	$30,917,869	$—	$489,975	$31,407,844
Liabilities
Options Written	$—	$(1,064,246)	$—	$(1,064,246)
	$—	$(1,064,246)	$—	$(1,064,246)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. On June 30, 2026, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $489,975 (1.61% of net assets).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of December 31, 2025*	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Common Stocks	$489,975	$—	$—	$—	$—	$—	$—	$489,975
	$489,975	$—	$—	$—	$—	$—	$—	$489,975

*Security acquired in Fund’s reorganization. See Note 11.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of June 30, 2026:

	Fair Value on June 30, 2026	Valuation Technique(s)	Unobservable Input	Per Share Value
Common Stocks	$489,975	Market Approach	Calibration	$0.55

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2023-2025) and expected to be taken in the 2026 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2026, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

The Fund may gain exposure to equity securities directly through investment in derivatives instruments, such as covered call options. The Fund’s options trading strategy will seek to generate current income from option premiums by writing (selling) call options on equity securities, ADRs and ETFs. A call option refers to a financial transaction in which the investor selling a call option is obligated to deliver the underlying security at a set price for a set period of time. The Fund will only write call options where the Fund owns an equivalent amount of the underlying security. These options are known as “covered calls” because the Fund’s ownership of the long position in the underlying security “covers” the Fund’s obligation to deliver the shares if the buyer of the call option chooses to exercise. The Fund, as the seller of the option, gives up the opportunity to benefit from value increases in the securities of the underlying security above the strike price of the sold call options, but continues to bear the risk of underlying security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying equity price declines.

The table on the following page discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(1,064,246)	$—	$(1,064,246)	$1,064,246	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables.  The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives, whose underlying risk exposure is equity price risk, held by the Fund on June 30, 2026.

Derivative	Value Liability Derivatives
Call Options Written	$ (1,064,246)*

*Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations, whose underlying risk exposure is equity price risk, for the six months ended June 30, 2026, is as follows:

Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Written	$345,312	$(147,442)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

The following indicates the average monthly volume for the period:

Average Notional Value of:
Options written	$(23,198,370)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned advisory fees and waived for the six months ended June 30, 2026, as follows:

Fee	Management Fee Earned	Management Fee Waived
0.90%	$133,162	$91,637

LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. There was no expense limitation in place for the period January 1, 2025 through October 31, 2025. Effective November 1, 2025, LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of June 30, 2026, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2026	2027	2028	2029	Total
$288,460	$96,006	$27,388	$91,637	$503,491

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may pay from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended June 30, 2026, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$13,170
Platform	Shareholder Servicing	9,552
Platform	12b-1	9,552

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

CFS are computed daily and paid monthly. For the six months ended June 30, 2026, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$18,071	$18,234	$10,241

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended June 30, 2026, Watermark received $4,540 in fees from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term investments for the six months ended June 30, 2026, were as follows:

Purchases	Sales
$22,950,802	$22,175,470

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2026, and the year ended December 31, 2025, were as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Distributions paid from:
Ordinary income	$709,107	$550,912
Long term realized gains	—	1,769,644
	$709,107	$2,320,556

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income (loss)	$(323,623)
Undistributed capital gains (losses)	(103,692,707)
Net unrealized appreciation (depreciation)	(16,084,103)
$(120,100,433)

As of June 30, 2026, the cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$46,427,701	$3,610,209	$(19,694,312)	$(16,084,103)

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were as follows:

	Six Months Ended June 30, 2026
	Institutional Shares	Platform Shares
Shares sold	216,746	4,262
Shares reinvested	51,534	18,898
Shares redeemed	(401,985)	(104,263)
Net increase (decrease)	(133,705)	(81,103)

	Year Ended December 31, 2025
	Institutional Shares	Platform Shares
Shares sold	44,500	29,399
Shares issued in connection with reorganization	3,013,519	317,640
Shares reinvested	170,791	66,153
Shares redeemed	(1,666,266)	(122,743)
Net increase (decrease)	1,562,544	290,449

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2026.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the six months ended June 30, 2026, no interest was incurred by the Fund.

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2026, there were no such advances made to the Fund under the custody agreement.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Notes to the Financial Statements - continued

June 30, 2026 (unaudited)

NOTE 9 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 10 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, 47.85% of the value of the net assets of the Fund were invested in securities within the Diversified/Other sector.

NOTE 11 – FUND REORGANIZATION

As of close of business on October 31, 2025 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”) were transferred to the LDR High Income Realty Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund, before the reorganization. However, the cost basis of investments being received from the Target Fund were carried forward to align with the ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

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June 30, 2026 (unaudited)

amounts distributable to shareholders for tax purposes. Additionally, there was $109,055,116 of capital loss carryforwards from the Target Fund, which can be used by the Acquiring Fund with no annual limit. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund:
Altegris/AACA Opportunistic Real Estate Fund	Class A	Class C	Institutional Class
Net Assets	$3,076,409	$69,656	$30,118,616
Shares Outstanding	307,389	7,149	2,970,571
Net Asset Value	$10.01	$9.74	$10.14
Exchange rate for shares issued	1.01	0.98	1.01

Acquiring Fund:
LDR High Income Realty Fund	Institutional Class	Platform Class
Net Assets immediately prior to Reorganization	$6,451,006	$5,158,039
Shares outstanding immediately prior to Reorganization	645,449	520,750
Net Asset Value immediately prior to Reorganization	$9.99	$9.90
Net Assets immediately after Reorganization	$36,569,622	$8,304,104
Shares outstanding immediately after Reorganization	3,658,968	838,390
Net Asset Value immediately after Reorganization	$9.99	$9.90
Fund Shares Issued in exchange for acquired Fund	3,013,519	317,640

Assuming the Reorganization had been completed on January 1, 2025, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, were as follows:

LDR High Income Realty Fund
Net investment income	$129,713
Net realized gain (loss) on investments	(7,478,261)
Net change in unrealized appreciation (depreciation) of investments	(15,941,676)
Total increase (decrease) in net assets resulting from operations	$(23,290,224)

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2026

LDR High Income Realty FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

ADVISORY AGREEMENT RENEWAL

At a meeting held on June 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (“Advisory Agreement”) between LDR Capital Management, LLC (“LDR”) and the Trust with respect to the LDR High Income Realty Fund (the “Fund”). The Board reflected on its discussions with representatives from LDR in the Meeting regarding the manner in which the Fund is managed and the roles and responsibilities of LDR under the Advisory Agreement.

The Trustees reviewed a memorandum from the Trust’s legal counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the responses of LDR to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the response included a copy of financial information for LDR, information on the personnel of and services provided by LDR, an expense comparison analysis for the Fund and comparable funds, and the Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by LDR; (ii) the investment performance of the Fund and LDR; (iii) the costs of the services provided and profits realized by LDR from the relationship with the

FINANCIAL STATEMENTS | JUNE 30, 2026

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Fund; (iv) the extent to which economies of scale would be realized if the Fund continues to grow and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders; and (v)  possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for and presented at the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support provided by LDR to the Fund and its shareholders; (ii) presentations by management of LDR addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Fund; (iii) disclosure information contained in LDR’s Form ADV; and (iv) a memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about LDR, including financial information, a description of its personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by LDR from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1) The nature, extent, and quality of the services to be provided by LDR

In this regard, the Board considered the responsibilities of LDR under the Advisory Agreement. The Board reviewed LDR’s services to the Fund including, without limitation: LDR’s process for formulating investment recommendations and the processes of LDR for assuring compliance with the Fund’s investment objective and limitations; LDR’s process for trade execution and broker-dealer

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selection for portfolio transactions; the coordination of services by LDR for the Fund among the service providers; and LDR’s efforts to promote the Fund and grow its assets. The Board considered: LDR’s staffing, personnel, and methods of operating; the education and experience of LDR’s personnel as well as their specific skill set suited to continue implementing the Fund’s investment strategy; and information provided regarding of LDR’s compliance program and policies and procedures. The Board considered that LDR has extensive experience in managing real estate related portfolios. After reviewing the foregoing and further information from LDR, the Board concluded that the quality, extent, and nature of the services to be provided by LDR were satisfactory and adequate for the Fund.

(2) Investment Performance of the Fund and LDR

The Board noted that the Fund’s Institutional Share Class underperformed its Index, and median of its Morningstar category (its “Category”) and an identified peer group from its Category (its “Peer Group”) for the one-year, three-year, five-year and ten-year periods ended March 31, 2026. The Board considered LDR’s representations about the one-time expenses and write-downs that the Fund experienced in the year, as well as the changes that the Fund underwent in that period including the reorganization of a third-party fund with and into the Fund, the acquired fund’s capital loss carryforwards and LDR’s intention to write covered calls for some of the Fund’s holdings. Based on these considerations, the Board concluded that the performance of the Fund was satisfactory, and that it would continue to watch it in light of the most recent changes.

(3) The costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund

In considering the costs of the services provided and profits realized by LDR from the relationship with the Fund, the Trustees considered LDR’s staffing, personnel, and methods of operating; LDR’s financial condition and its level of commitment to the Fund; the Fund’s asset levels; and the Fund’s overall expenses. The Trustees considered LDR’s financial statements and discussed its financial stability and profitability from the Fund. The Trustees considered the Fund’s advisory fee payable to LDR; that LDR entered into an expense limitation agreement with the Fund prior to its reorganization with the acquired fund; and that this expense limitation agreement would remain in effect through April 30, 2027.

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The Board considered the Fund’s fees and expenses (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of the Fund’s investment strategy, LDR’s style of investment management used for the Fund, and the Fund’s size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that the Fund’s gross and net expense ratios and gross and net advisory fees were higher than the median of its Category and its Peer Group for the period ended March 31, 2026. The Trustees observed that the Fund’s gross and net advisory fees were within the range of 90% of the Fund’s Peer Group. The Trustees noted the high contribution of other expenses to the Fund’s gross and net expense ratios and the impact of one-time expenses incurred. The Trustees considered LDR’s representation that the advisory fee is appropriate given the differentiated, small capitalization focus of the Fund, as well as the experience and complexity required to utilize the Fund’s capital loss carryforwards and to implement the Fund’s written covered calls. The Trustees also compared the advisory fees charged to the Fund with the advisory fee charged to a separately managed account advised by LDR with an investment objective similar to that of the Fund; and acknowledged the reasons for the differences in fees compared to the Fund, as reported by LDR. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LDR by the Fund were not unreasonable under the circumstances.

(4) The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors

In this regard, the Trustees considered the Fund’s fee arrangements with LDR. The Trustees observed that the advisory fee remains the same as asset levels increase, and that the Fund’s shareholders do not directly benefit from economies of scale as the Fund’s assets grow. The Board considered that LDR’s expense limitation arrangements with the Fund provide its shareholders with the benefit of lower Fund expenses at current asset levels, which may be more beneficial to the Fund’s shareholders than breakpoints, which generally only have the effect of lowering expense ratios at higher asset levels. Following further discussion of the Fund’s asset levels, LDR’s efforts to grow the Fund’s total net assets, the level of fees relative to peers, as well as the expense limitation agreement from which the Fund’s shareholders benefitted, the Trustees determined that the Fund’s advisory fees, in light of all the facts and circumstances, were fair and reasonable.

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(5) Possible conflicts of interest and benefits derived by LDR

In considering LDR’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund, the basis for soft dollar payments with broker-dealers, and the basis of LDR’s decisions to buy or sell securities for the Fund and LDR’s other client accounts. The Trustees considered that LDR indicated that it may benefit from a more diversified product line and the ability to enhance its internal research capabilities through soft-dollar relationships. The Trustees considered LDR’s compliance policies and procedures and processes to mitigate these conflicts. Based on the foregoing, the Trustees determined that LDR’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable to LDR under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the Advisory Agreement for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.